Income tax expense - Deferred tax charged directly to other equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deferred Tax Relating To Items Charged Or Credited Directly To Equity [Abstract]
Loss on valuation of financial assets at FVTOCI	₩ 430,830	₩ (28,645)
Loss on financial instruments designated to be measured at FVTPL	(483)	(483)
Gain on valuation of equity method investments	3,470	2,272
Gain(loss) on foreign currency translation of foreign operations	(5,344)	(11,069)
Gain on valuation of hedge accounting of the net investment in foreign operations	48,036	56,042
Remeasurement gain (loss) related to defined benefit liabilities	37,548	30,770
Gain(loss) on derivatives designated as cash flow hedge	58,386	(7)
Net financial gain (loss) on insurance contract assets (liabilities)	(609,063)	0
Net financial gain (loss) on reinsurance contract assets (liabilities)	4,525	0
Total	₩ (32,095)	₩ 48,880